Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 42,851	$ 41,796
Accrued payroll	3,839	5,270
Accrued interest	1,037	1,237
Income taxes payable	2,014	580
Other payables	7,713	6,619
Accounts Payable, Current	$ 57,454	$ 55,502